FAIR VALUE MEASUREMENTS AND OTHER FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS AND OTHER FINANCIAL INSTRUMENTS
FAIR VALUE MEASUREMENTS AND OTHER FINANCIAL INSTRUMENTS

NOTE 11 — FAIR VALUE MEASUREMENTS AND OTHER FINANCIAL INSTRUMENTS

Fair Value Measurements

In determining the fair value of financial instruments, we utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and consider counterparty credit risk in our assessment of fair value. We determine the fair value of our financial instruments based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table details the fair value hierarchy of our financial assets and liabilities, which are measured at fair value on a recurring basis:

	September 30, 2021
(in millions)	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents	$2.9	$2.9	$—	$—
Restricted cash and compensating balance deposits	$7.3	$7.3	$—	$—
Interest rate swaps, net liability	$(14.8)	$—	$(14.8)	$—
Interest rate caps, net liability	$(0.8)	$—	$(0.8)	$—
Cross currency swaps, net liability	$(4.7)	$—	$(4.7)	$—
Contingent consideration	$(7.2)	$—	$—	$(7.2)

	December 31, 2020
	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents	$118.4	$118.4	$—	$—
Restricted cash and compensating balance deposits	$8.8	$8.8	$—	$—
Interest rate swaps, net liability	$(20.8)	$—	$(20.8)	$—
Contingent consideration	$(8.2)	$—	$—	$(8.2)

Cash Equivalents

Our cash equivalents consist of bank time deposits (Level 1) and money market funds (Level 1). Since these are short-term highly liquid investments with original maturities of three months or less at the date of purchase, they present negligible risk of changes in fair value due to changes in interest rates.

The money market funds are redeemable upon demand and seek to maintain their net asset value at $1 per unit. As of September 30, 2021 and December 31, 2020, the Company classified its money market funds as Cash and cash equivalents with a market value of zero and $113.0 million, respectively.

Restricted Cash and Compensating Balances

As disclosed in Note 5, we entered into a Master Agreement with Factofrance in connection with a non-recourse trade receivables factoring program with respect of several of our subsidiaries located in Europe under individually executed RPAs. Under the Master Agreement, we are required to maintain and segregate certain cash balances, the usage of which is restricted under the terms of the Master Agreement, of which $4.7 million is held as collateral and classified within Other non-current assets on the Condensed Consolidated Balance Sheet. The remaining $2.3 million is cash received but considered restricted and classified within Prepaid expenses and other current assets on the Condensed Consolidated Balance Sheet.

We accounted for transfers of receivables pursuant to the RPAs as a sale and removed them from our Condensed Consolidated Balance Sheets. We maintained a “beneficial interest,” or a right to collect cash, in the sold receivables in which we do not immediately collect cash. Cash receipts from the beneficial interests on sold receivables (which are cash receipts on the underlying trade receivables that have already been sold in these agreements) are classified as investing activities and presented as cash receipts on sold receivables on our Condensed Consolidated Statements of Cash Flows.

We have other compensating balance deposits of $0.3 million that are required by certain financial institutions as cash collateral for credit provided to us. The balance is reflected within Other non-current assets on the Condensed Consolidated Balance Sheet.

Derivative Financial Instruments

Our foreign currency forward contracts and interest rate swaps are recorded at fair value on our Condensed Consolidated Balance Sheets that incorporates observable market inputs. These market inputs include foreign currency spot and forward rates and the LIBOR rate. These inputs are obtained from pricing data quoted by various banks, third party sources and foreign currency dealers involving identical or comparable instruments (Level 2).

Counterparties to these foreign currency forward contracts are investment grade rated by Standard & Poor’s and Moody’s. Credit ratings on some of our counterparties may change during the term of our financial instruments. We closely monitor our counterparties’ credit ratings and, if necessary, will make any appropriate changes to our financial instruments. The fair value generally reflects the estimated amounts that we would receive or pay to terminate the contracts at the reporting date.

Contingent Consideration

We have recorded contingent consideration related to earn-out provisions from our previous acquisitions. The fair values of such contingent consideration were derived using a discounted cash flow model based on the projection of performance metrics, which are generally based upon achieving certain revenue targets as outlined in the various provisions within the purchase agreements and the probability of achieving the targets.

We re-measure amounts related to contingent consideration liabilities related to acquisitions that were carried at fair value on a recurring basis in the Condensed Consolidated Financial Statements for which a fair value measurement was required. We recorded $7.2 million and $8.2 million in contingent consideration liability at September 30, 2021 and December 31, 2020, respectively, for various acquisitions that occurred prior to 2017.

With respect to the above contingent consideration liabilities, which is a Level 3 consideration, there was a $0.9 million gain and a $0.7 million loss included in other (income) expense within the Condensed Consolidated Statement of Operations for the three months ended September 30, 2021 and September 30, 2020, respectively. There was a $1.0 million and a $2.0 million gain included in other (income) expense within the Condensed Consolidated Statement of Operations for the nine months ended September 30, 2021 and September 30, 2020, respectively.

Other Financial Instruments

The following financial instruments are recorded at fair value or at amounts that approximate fair value: (1) trade receivables, net, (2) certain other current assets, (3) accounts payable and (4) other current liabilities. The carrying amounts reported on our Condensed Consolidated Balance Sheets for the above financial instruments closely approximate their fair value due to the short-term nature of these assets and liabilities.

Other liabilities that are recorded at carrying value on our Condensed Consolidated Balance Sheets include our debt. We utilize a market approach to calculate the fair value of our Senior Notes. Due to the limited investor base and the face value of our Senior Notes, they may not be actively traded on the date we calculate their fair value. Therefore, we may utilize prices and other relevant information generated by market transactions involving similar securities, reflecting U.S. Treasury yields, to calculate the yield to maturity and the price on some of our Senior Notes. These inputs are provided by an independent third party and are considered to be Level 2 inputs.

We derive our fair value estimates of our various other debt instruments by evaluating the nature and terms of each instrument, considering prevailing economic and market conditions, and examining the cost of similar debt offered at the balance sheet date. We also incorporated our credit default swap rates and currency specific swap rates in the valuation of each debt instrument, as applicable. These inputs are provided by an independent third party and are considered to be Level 2 inputs.

These estimates are subjective and involve uncertainties and matters of significant judgment, and therefore we cannot determine them with precision. Changes in assumptions could significantly affect our estimates.

The table below shows the carrying amounts and estimated fair values of our debt, all of which are based on Level 2 inputs:

	September 30, 2021		December 31, 2020
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
2021 U.S. Dollar Term Loan(1)	$1,456.6	$1,477.4	$—	$—
2017 U.S. Dollar Term Loan(1)	—	—	859.1	856.3
U.S. Dollar Incremental Term Loan(1)	—	—	144.8	149.0
Euro Term Loan(1)	—	—	1,129.5	1,161.0
2021 Senior Notes(2)	493.8	507.7	—	—
2017 Senior Notes(2)	—	—	538.7	552.7
Revolving Credit Facility	—	—	—	—
Preferred Equity Certificates	—	—	641.7	641.7
	$1,950.4	$1,985.1	$3,313.8	$3,360.7
(1)	Carrying amounts are net of deferred financing costs and original issue discount.
(2)	Carrying amount is net of deferred financing costs.

Certain assets are measured at fair value on a non-recurring basis. These assets are not measured at fair value on an ongoing basis, but are subject to fair value adjustments only in certain circumstances, such as acquisitions.

Credit and Market Risk

Financial instruments, including derivatives, expose us to counterparty credit risk for nonperformance and to market risk related to changes in interest or currency exchange rates. We manage our exposure to counterparty credit risk through specific minimum credit standards, establishing credit limits, diversification of counterparties, and procedures to monitor concentrations of credit risk.

It is our policy to have counterparties to these contracts that are rated at least BBB- or higher by Standard & Poor’s and Baa3 or higher by Moody’s. Nevertheless, there is a risk that our exposure to losses arising out of derivative contracts could be material if the counterparties to these agreements fail to perform their obligations. We will replace counterparties if a credit downgrade is deemed to increase our risk to unacceptable levels.

We regularly monitor the impact of market risk on the fair value and cash flows of our derivative and other financial instruments considering reasonably possible changes in interest and currency exchange rates and restrict the use of derivative financial instruments to hedging activities. We do not use derivative financial instruments for trading or other speculative purposes and do not use leveraged derivative financial instruments.

We continually monitor the creditworthiness of our diverse base of customers to which we grant credit terms in the normal course of business and generally do not require collateral. We consider the concentrations of credit risk associated with our trade accounts receivable to be commercially reasonable and believe that such concentrations do not leave us vulnerable to significant risks of near-term severe adverse impacts. The terms and conditions of our credit sales are designed to mitigate concentrations of credit risk with any single customer. Our sales are not materially dependent on a single customer or a small group of customers.

NOTE 13 — FAIR VALUE MEASUREMENTS AND OTHER FINANCIAL INSTRUMENTS

Fair Value Measurements

In determining fair value of financial instruments, we utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and consider counterparty credit risk in our assessment of fair value. We determine the fair value of our financial instruments based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table details the fair value hierarchy of our financial assets and liabilities, which are measured at fair value on a recurring basis:

	December 31, 2020
	Total Fair
(in millions)	Value	Level 1	Level 2	Level 3
Cash equivalents	$118.4	$118.4	$—	$—
Restricted cash and compensating balance deposits	$8.8	$8.8	$—	$—
Interest rate swaps, net liability	$(20.8)	$—	$(20.8)	$—
Contingent consideration	$(8.2)	$—	$—	$(8.2)

	December 31, 2019
	Total
	Fair Value	Level 1	Level 2	Level 3
Cash equivalents	$12.4	$12.4	$—	$—
Restricted cash and compensating balance deposits	$14.0	$14.0	$—	$—
Foreign currency forward contracts, net liability	$2.0	$2.0	$—	$—
Interest rate swaps, net asset	$6.5	$—	$6.5	$—
Contingent consideration	$(12.5)	$—	$—	$(12.5)

Cash Equivalents

Our cash equivalents consist of bank time deposits (Level 1) and money market funds (Level 1). Since these are short-term highly liquid investments with original maturities of three months or less at the date of purchase, they present negligible risk of changes in fair value due to changes in interest rates.

The money market funds are redeemable upon demand and seek to maintain their net asset value at $1 per unit. As of December 31, 2020, the Company classified its money market funds as Cash and cash equivalents with a market value of $113.0 million.

Restricted Cash and Compensating Balances

As disclosed in Note 6, we entered into a Master Agreement in connection with a non-recourse trade receivables factoring program with Factofrance with respect of several of our companies located in Europe under individually executed RPAs. Under the Master Agreement, we are required to maintain and segregate certain cash balances, the usage of which is restricted under the terms of the Master Agreement, of which $5.4 million is held as collateral and classified within Other Non-current Assets on the Company’s Consolidated Balance Sheet. The remaining $3.1 million is cash received but considered restricted and classified within Prepaid Expenses and Other Current Assets on the Company’s Consolidated Balance Sheet.

We accounted for transfers of receivables pursuant to the RPAs as a sale and removed them from our consolidated balance sheets. We maintained a “beneficial interest,” or a right to collect cash, in the sold receivables in which we do not immediately collect cash. Cash receipts from the beneficial interests on sold receivables (which are cash receipts on the underlying trade receivables that have already been sold in these agreements) are classified as investing activities and presented as cash receipts on sold receivables on our consolidated statements of cash flows.

We have other compensating balance deposits of $0.3 million that are required by certain financial institutions as cash collateral for credit provided to us. The balance is reflected within Other non-current Assets on the Company’s Consolidated Balance Sheet.

Derivative Financial Instruments

Our foreign currency forward contracts and interest rate swaps are recorded at fair value on our Consolidated Balance Sheets that incorporates observable market inputs. These market inputs include foreign currency spot and forward rates and the LIBOR rate. These inputs are obtained from pricing data quoted by various banks, third party sources and foreign currency dealers involving identical or comparable instruments (Level 2).

Counterparties to these foreign currency forward contracts are investment grade rated by Standard & Poor’s and Moody’s. Credit ratings on some of our counterparties may change during the term of our financial instruments. We closely monitor our counterparties’ credit ratings and, if necessary, will make any appropriate changes to our financial instruments. The fair value generally reflects the estimated amounts that we would receive or pay to terminate the contracts at the reporting date.

Contingent Consideration

We recorded contingent consideration related to earn-out provisions from our previous acquisitions. The fair values of such contingent consideration were derived using a discounted cash flow model based on the projection of performance metrics, which are generally based on upon achieving certain revenue targets as outlined in the various provisions within the purchase agreements and the probability of achieving them.

We remeasure amounts related to contingent consideration liabilities related to acquisitions that were carried at fair value on a recurring basis in the consolidated financial statements for which a fair value measurement was required. We recorded approximately $8.2 million and $12.5 million in contingent consideration liability at December 31, 2020 and December 31, 2019 respectively, for various acquisitions occurring prior to 2017.

With respect to the above contingent consideration liabilities, which is a Level 3 consideration, the amount of (gain) loss included in other (income) expense within the consolidated statement of operations was $1.1 million, $(5.5) million, and $(0.1) million for year ended December 31, 2020 December 31, 2019, and December 31, 2018, respectively.

Other Financial Instruments

The following financial instruments are recorded at fair value or at amounts that approximate fair value: (1) trade receivables, net, (2) certain other current assets, (3) accounts payable and (4) other current liabilities. The carrying amounts reported on our Consolidated Balance Sheets for the above financial instruments closely approximate their fair value due to the short-term nature of these assets and liabilities.

Other liabilities that are recorded at carrying value on our Consolidated Balance Sheets include our debt. We utilize a market approach to calculate the fair value of our Notes. Due to the limited investor base and the face value of some of our Notes, they may not be actively traded on the date we calculate their fair value. Therefore, we may utilize prices and other relevant information generated by market transactions involving similar securities, reflecting U.S. Treasury yields to calculate the yield to maturity and the price on some of our Notes. These inputs are provided by an independent third party and are considered to be Level 2 inputs.

We derive our fair value estimates of our various other debt instruments by evaluating the nature and terms of each instrument, considering prevailing economic and market conditions, and examining the cost of similar debt offered at the balance sheet date. We also incorporated our credit default swap rates and currency specific swap rates in the valuation of each debt instrument, as applicable. These inputs are provided by an independent third party and are considered to be Level 2 inputs.

These estimates are subjective and involve uncertainties and matters of significant judgment, and therefore we cannot determine them with precision. Changes in assumptions could significantly affect our estimates.

The table below shows the carrying amounts and estimated fair values of our debt, all of which are based on Level 2 inputs:

	December 31, 2020		December 31, 2019
	Carrying		Carrying
(in millions)	Amount	Fair Value	Amount	Fair Value
US Dollar Term Loan(1)	$859.1	$856.3	$864.6	$863.4
US Dollar Incremental Term Loan(1)	144.8	149.0	—	—
Euro Term Loan(1)	1,129.5	1,161.0	1,042.5	1,058.8
Notes(2)	538.7	552.7	492.4	494.2
Revolving credit facility	—	—	120.0	120.0
Preferred Equity Certificates	641.7	641.7	588.4	588.4
	$3,313.8	$3,360.7	$3,107.9	$3,124.8
(1)	Carrying amounts are net of deferred financing costs and original issue discount.
(2)	Carrying amount is net of deferred financing costs.

Certain assets are measured at fair value on a non-recurring basis. These assets are not measured at fair value on an ongoing basis, but are subject to fair value adjustments only in certain circumstances, such as acquisitions.

Credit and Market Risk

Financial instruments, including derivatives, expose us to counterparty credit risk for nonperformance and to market risk related to changes in interest or currency exchange rates. We manage our exposure to counterparty credit risk through specific minimum credit standards, establishing credit limits, diversification of counterparties, and procedures to monitor concentrations of credit risk.

It is our policy to have counterparties to these contracts that are rated at least BBB- or higher by Standard & Poor’s and Baa3 or higher by Moody’s. Nevertheless, there is a risk that our exposure to losses arising out of derivative contracts could be material if the counterparties to these agreements fail to perform their obligations. We will replace counterparties if a credit downgrade is deemed to increase our risk to unacceptable levels.

We regularly monitor the impact of market risk on the fair value and cash flows of our derivative and other financial instruments considering reasonably possible changes in interest and currency exchange rates and restrict the use of derivative financial instruments to hedging activities. We do not use derivative financial instruments for trading or other speculative purposes and do not use leveraged derivative financial instruments.

We continually monitor the creditworthiness of our diverse base of customers to which we grant credit terms in the normal course of business and generally do not require collateral. We consider the concentrations of credit risk associated with our trade accounts receivable to be commercially reasonable and believe that such concentrations do not leave us vulnerable to significant risks of near-term severe adverse impacts. The terms and conditions of our credit sales are designed to mitigate concentrations of credit risk with any single customer. Our sales are not materially dependent on a single customer or a small group of customers.